Personnel	12 Months Ended
Dec. 31, 2021
Disclosure Of Personnel [Abstract]
Personnel

19. PERSONNEL

The average number of employees, including executive and non-executive directors, during the year was as follows:

	YEAR ENDED DECEMBER 31,
	2021	2020	2019
Executive directors	1	1	1
Non-executive directors	6	5	5
Sales and marketing employees	96	57	61
Technology employees	58	30	23
General and administrative employees	25	18	20
	186	111	110
As of December 31, 2021, 2020 and 2019, the Group had 229, 119 and 117 employees, respectively.